RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 055
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS

H.	RELATED PARTY TRANSACTIONS
Certain Plan investments are shares of AECOM common stock. At December 31, 2025 and 2024, the Plan held approximately 4.7 million shares and 4.9 million shares of AECOM common stock, respectively, with a fair value of approximately $446.5 million and $521.7 million at December 31, 2025 and 2024, respectively. During the year ended December 31, 2025, the Plan acquired approximately $59.8 million of AECOM common stock, of which $26.0 million was AECOM common stock issued by the Company to the Plan. Additionally, during the year ended December 31, 2025, the Plan sold approximately $91.7 million of AECOM common stock, of which $20.4 million were in-kind distributions. The Plan recorded $5.1 million in dividend income and recorded a net depreciation in fair value of approximately $48.3 million, which included gains and losses on shares bought and sold, as well as held during the year ended December 31, 2025.
The Plan holds self-directed brokerage accounts and investments managed by Bank of America, N.A. and its affiliates; and these transactions qualify as party-in-interest transactions. The Plan also holds investments managed by Northern Trust Corporation, Fidelity Management Trust Company, and The Vanguard Group; these transactions qualify as party-in-interest transactions.
During the 2025 and 2024 plan year, the Company inadvertently failed to deposit $17.0 million and $8.0 million, respectively, of employee deferrals and loan repayments within the required time frame specified pursuant to the Department of Labor (DOL) regulations.  The Company corrected such errors by contributing earnings in connection with the delinquent participant contributions and filing a Voluntary Fiduciary Correction Program (VFCP) application with the DOL and by filing a Form 5330 with the Internal Revenue Service and paying the excise tax.  The DOL issued a no-action letter in connection with such correction on February 12, 2026.
These party-in-interest transactions qualify for prohibited transaction exemptions.